Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 29, 2022
Bar Chart Table:
Annual Return 2012	6.83%
Annual Return 2013	5.16%
Annual Return 2014	4.11%
Annual Return 2015	(0.30%)
Annual Return 2016	4.70%
Annual Return 2017	6.98%
Annual Return 2018	(1.64%)
Annual Return 2019	10.64%
Annual Return 2020	8.62%
Annual Return 2021	4.04%